UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-10473
                                                    ___________________

                     Advantage Advisers Multi-Sector Fund I
     ______________________________________________________________________
               (Exact name of registrant as specified in charter)

                          200 Park Avenue, 24th Floor
                               New York, NY 10166
        ________________________________________________________________
              (Address of principal executive offices) (Zip code)

                                Thomas A. DeCapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02109
        ________________________________________________________________
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           _____________

                     Date of fiscal year end: September 30
                                             _____________

                  Date of reporting period: March 31, 2008
                                           ___________________


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [section] 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.


                     Advantage Advisers Multi-Sector Fund I


                              Financial Statements
                                  (Unaudited)
                                Six Months Ended
                                 March 31, 2008




                                    Contents

Statement of Assets and Liabilities ........................................  1
Statement of Operations ....................................................  2
Statements of Changes in Net Assets ........................................  3
Notes to Financial Statements ..............................................  4
Schedule of Portfolio Investments .......................................... 16
Schedule of Securities Sold, Not Yet Purchased ............................. 28
Schedule of Written Options ................................................ 35
Schedule of Swap Contracts ................................................. 36
Supplemental Information ................................................... 44

                                               Advantage Advisers Multi-Sector Fund I
                                                 Statement of Assets and Liabilities

                                                                                                                     March 31, 2008
                                                                                                                       (Unaudited)
                                                                                                                    ________________
Assets

Investments in securities, at market value (cost - $49,689,455) ...................................................  $ 41,125,092
Cash and cash equivalents. ........................................................................................    11,211,952
Due from broker (including Canadian Dollar of $65,594, with a cost of $67,953; Euros of
     $329,520, with a cost of $314,767; Swedish Krona of $2,861, with a cost of $2,470) ...........................    15,620,115
Receivable for investment securities sold .........................................................................     4,430,559
Net unrealized appreciation on swap contracts. ....................................................................       139,900
Dividends receivable ..............................................................................................        59,046
Interest receivable ...............................................................................................        49,518
Other assets ......................................................................................................        52,711
                                                                                                                     ____________

          Total assets ............................................................................................    72,688,893
                                                                                                                     ____________

Liabilities

Securities sold, not yet purchased, at market value (proceeds - $14,470,574) ......................................    13,695,249
Due to broker (including Singapore Dollar of $20,748 with a cost of $20,610;
     Hong Kong Dollars of $569,871, with a cost of $570,286) ......................................................       590,619
Options written, at market value (premiums - $60,292) .............................................................        48,185
Payable for investment securities purchased .......................................................................     2,702,129
Advisory fees payable .............................................................................................        86,499
Accrued incentive fees ............................................................................................        68,960
Custody fees payable ..............................................................................................        50,583
Dividends payable on securities sold, not yet purchased ...........................................................        42,169
Administration fees payable .......................................................................................        21,201
Accrued expenses ..................................................................................................       566,912
                                                                                                                     ____________

     Total liabilities ............................................................................................    17,872,506
                                                                                                                     ____________

          Net Assets ..............................................................................................  $ 54,816,387
                                                                                                                     ============

Net assets

Represented by:
Shares of beneficial interest - $0.001 par value; unlimited shares authorized; 2,925,329
     shares issued and outstanding ................................................................................  $      2,925
Additional paid-in-capital ........................................................................................    61,197,370
Accumulated net investment loss ...................................................................................      (701,554)
Accumulated net realized gain from investment transactions ........................................................     1,941,615
Net unrealized depreciation of investments, foreign currency, and swap transactions ...............................    (7,623,969)
                                                                                                                     ____________

          Net Assets ..............................................................................................  $ 54,816,387
                                                                                                                     ============

Net asset value per share .........................................................................................  $      18.74
                                                                                                                     ============

                                               Advantage Advisers Multi-Sector Fund I
                                                      Statement of Operations

                                                                                                                   Six Months Ended
                                                                                                                    March 31, 2008
                                                                                                                      (Unaudited)
                                                                                                                   _________________

Investment Income

     Interest. ....................................................................................................  $    461,346
     Dividends (net of foreign withholding tax of $395) ...........................................................       253,529
                                                                                                                     ____________

          Total investment income .................................................................................       714,875
                                                                                                                     ____________

Expenses

     Advisory fees ................................................................................................       388,152
     Custody fees .................................................................................................       184,502
     Legal fees ...................................................................................................       183,021
     Dividends on securities sold, not yet purchased ..............................................................       124,635
     Stock loan interest expense ..................................................................................        95,045
     Audit and tax fees ...........................................................................................        93,707
     Shareholder servicing fees ...................................................................................        77,631
     Incentive fees ...............................................................................................        68,960
     Administration fees ..........................................................................................        59,393
     Trustees' fees ...............................................................................................        31,753
     Printing fees ................................................................................................        29,296
     Insurance expense ............................................................................................        21,335
     Transfer agent fees ..........................................................................................        17,326
     Miscellaneous expense ........................................................................................        29,376
                                                                                                                     ____________

               Total expenses .....................................................................................     1,404,132
                                                                                                                     ____________

          Net investment loss .....................................................................................      (689,257)
                                                                                                                     ____________

Realized gain/(loss) and unrealized gain/(loss) from investment activities, foreign currency transactions, and swap contracts

     Realized gain (loss) from investment activities, foreign currency transactions and swap contracts

          Investment securities ...................................................................................     3,509,128
          Purchased options .......................................................................................      (602,489)
          Securities sold, not yet purchased ......................................................................     3,830,356
          Written options .........................................................................................        48,583
          Foreign currency transactions ...........................................................................      (123,972)
          Swap contracts. .........................................................................................       888,231
                                                                                                                     ____________

               Net realized gain from investment activities, foreign currency transactions
                    and swap contracts ............................................................................     7,549,837

               Net change in unrealized loss from investment activities and foreign currency transactions. ........   (11,971,296)

               Net change in unrealized gain of swap contracts. ...................................................       186,463
                                                                                                                     ____________

               Net realized and unrealized loss from investment activities, foreign currency transactions
                    and swap contracts ............................................................................    (4,234,996)
                                                                                                                     ____________

               Net decrease in net assets resulting from operations. ..............................................  $ (4,924,253)
                                                                                                                     ============

                                               Advantage Advisers Multi-Sector Fund I
                                                 Statement of Changes in Net Assets

                                                                                       Six Months Ended
                                                                                        March 31, 2008               Year Ended
                                                                                          (Unaudited)            September 30, 2007
                                                                                       __________________        ___________________

From operations:

Net investment loss ................................................................   $      (689,257)              $ (4,640,783)
Net realized gain from investment activities,
     foreign currency transactions and swap contracts ..............................         7,549,837                 19,065,572
Net change in unrealized gain (loss) of investment activities,
     foreign currency transactions and swap contracts ..............................       (11,784,833)                   160,538
                                                                                       _______________               ____________

          Net increase (decrease) in net assets
               resulting from operations ...........................................        (4,924,253)                14,585,327
                                                                                       _______________               ____________

Distributions to shareholders:

Realized short-term capital gains ($5.316 and $1.209
     per share, respectively) ......................................................       (11,724,440)                (2,880,071)
                                                                                       _______________               ____________
Realized long-term capital gains ($1.963 and $1.999
     per share, respectively) ......................................................        (4,331,945)                (4,762,003)
                                                                                       _______________               ____________

          Net decrease in net assets resulting
               from distributions to shareholders ..................................       (16,056,385)                (7,642,074)
                                                                                       _______________               ____________

From beneficial interest transactions:

Net proceeds from sale of shares. ..................................................         2,049,816                  1,162,256
Reinvestment of distributions ......................................................        15,507,085                  7,313,578
Cost of shares repurchased .........................................................        (4,475,271)               (23,423,090)
                                                                                       _______________               ____________

          Net increase (decrease) in net assets from beneficial
               interest transactions ...............................................        13,081,630                (14,947,256)
                                                                                       _______________               ____________

          Net decrease in net assets ...............................................        (7,899,008)                (8,004,003)
                                                                                       _______________               ____________

          Net assets at beginning of period ........................................        62,715,395                 70,719,398
                                                                                       _______________               ____________

          Net assets at end of period. .............................................   $    54,816,387               $ 62,715,395
                                                                                       ===============               ============

          Undistributed investment loss ............................................   $      (701,554)              $    (12,297)
                                                                                       ===============               ============

                     Advantage Advisers Multi-Sector Fund I
           Notes to Financial Statements - March 31, 2008 (Unaudited)

1.   Organization

     Advantage Advisers Multi-Sector Fund I (the "Fund") was organized in the State of Delaware on August 14, 2001 and is registered as a closed-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on March 27, 2002. Advantage Advisers, L.L.C. (the "Investment Adviser"), a Delaware limited liability company ultimately controlled by Oppenheimer Asset Management Inc. ("OAM"), is responsible for the Fund's investment activities pursuant to an investment advisory agreement with the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as trustees of the Fund (collectively the "Board" and each member a "Trustee").

     The Fund's investment objective is to seek capital appreciation while managing risk through the use of a multi-strategy hedged equity investment program. The term "hedged equity," when used in this context, means the use by the Sub-Investment Advisers (as defined below) of long and short positions in equity securities and other securities having equity characteristics, put and call options, and other special investment techniques including the use of swaps, swaptions, forward contracts, security index options and leverage in order to maximize the potential for capital appreciation and to attempt to preserve capital and, where possible, to profit from adverse or volatile market conditions. The Fund pursues this objective by investing primarily in securities of issuers in three sectors, which are banking/financial services, healthcare/biotechnology and technology. Until otherwise determined by the Fund's Board, the Fund pursues its investment program by allocating its net assets among three separate investment accounts (each, a "Separate Investment Account"). Each Separate Investment Account is managed by one or more investment professionals associated with various investment management firms (each, a "Sub-Investment Adviser"). At March 31, 2008, the Separate Investment Accounts are managed by KBW Asset Management, Inc., Kilkenny Capital Management, LLC and Alkeon Capital Management, LLC.

     The Fund is authorized to issue an unlimited number of shares of beneficial interest ("the shares") at $0.001 par value. Shares are made available through Oppenheimer & Co. Inc. ("Oppenheimer") as principal distributor, on a best efforts basis, subject to various conditions. The minimum initial investment is $25,000. Investors will be subject to a sales charge of up to 5.00% of the offering price, subject to volume discounts. For the six months ended March 31, 2008, Oppenheimer received $ 10,000 from sales charges. Sales charges may be waived for fee based accounts. On a daily basis, the Fund makes additional sales of its shares at their net asset value plus applicable sales charges, to investors who are qualified to invest in the Fund (i.e., "qualified clients" as defined in Rule 205-3 under the Investment Advisers Act of 1940). The minimum additional investment is $1,000 for investors that are shareholders of the Fund and will include the applicable sales charges. To provide investors with a degree of liquidity, the Fund makes quarterly offers to repurchase its shares. Repurchase offers are limited to 5% to 25% of the Fund's outstanding shares at the Board's discretion.

     The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business, other than the Fund's fundamental investment policies, which can only be changed by a vote of the shareholders. The Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements - March 31, 2008 (Unaudited) (continued)

2.   Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     a. Portfolio Valuation

     Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

     The Fund amortizes premium and accretes discount on bonds using the effective yield method.

     The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures summarized below under the supervision of the Board.

     Domestic exchange traded securities (other than options and those securities traded on NASDAQ) are valued at their last sale prices as reported on the exchanges where those securities are traded. NASDAQ listed securities are valued at the NASDAQ official closing price. If no sales of those securities are reported on a particular day, the securities are valued based upon their bid prices for securities held long, or their ask prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices for securities held long or ask prices for securities sold, not yet purchased as reported by that exchange. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Investment Adviser monitors the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost which approximates fair value.

     If in the view of the Investment Adviser, the bid price of a listed option or debt security (or ask price in the case of any such securities sold, not yet purchased) does not fairly reflect the market value of the security, the Investment Adviser may value the security at fair value in good faith and under the supervision of the Board. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements - March 31, 2008 (Unaudited) (continued)

2.   Significant Accounting Policies (continued)

     a. Portfolio Valuation (continued)

     in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Investment Adviser or under the supervision of the Board.

     Fair value takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Investment Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Investment Adviser and the valuation method used by the Investment Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Investment Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

     b.   Cash & Cash Equivalents

     The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2008, $11,211,952 in cash equivalents were held at PNC Bank in an interest bearing money market deposit account.

     c.   Dividends and Distributions

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

     d.   Income Taxes

     It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements - March 31, 2008 (Unaudited) (continued)

3.   Advisory Fees

     The Fund's Investment Advisory Agreement provides that in consideration for the Investment Adviser providing certain management services and for certain administrative services, the Fund pays an advisory fee to the Investment Adviser at the annual rate of 1.25% of the Fund's average daily net assets, which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund's net assets and has the effect of reducing the net asset value of the Fund. The Investment Adviser pays a fee to each Sub-Investment Adviser for services provided by each Sub-Investment Adviser computed at the annual rate of 0.25% of the average daily net assets of each Sub-Investment Adviser's Separate Investment Account. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, is entitled to share in the Investment Adviser's profits, including advisory fees paid to the Investment Adviser.

4.   Incentive Fees

     The Fund may pay Incentive Fees to the Investment Adviser at the end of each fiscal period. Incentive Fees are payable to the Investment Adviser from the Fund (out of assets allocated to the Separate Investment Account) based on the independent investment performance of each Separate Investment Account for the fiscal period. The Investment Adviser may be paid an Incentive Fee equal to 20% of each Separate Investment Account's net profit, which is equal to the net realized and unrealized gains or losses and net investment income or loss of the Separate Investment Account for the fiscal period subject to reduction for prior period realized and unrealized losses and net investment loss of the Separate Investment Account that have not previously been offset against its profits. For the six months ended March 31, 2008, the Investment Adviser was entitled to an incentive fee of $68,960, of which $15,514 was payable at March 31, 2008. The Investment Adviser is under no obligation to repay any Incentive Fee or portion thereof previously paid to it by the Fund. Thus, the payment of an Incentive Fee with respect to a Separate Investment Account for a fiscal period will not be reversed by the subsequent decline in assets of that Separate Investment Account in any subsequent fiscal period. The Fund calculates and accrues Incentive Fees daily based on each Separate Investment Account's investment performance. The Fund's net asset value is reduced or increased each day to reflect these calculations. For purposes of calculating the Incentive Fee, expenses of the Fund that are not specifically attributable to any Separate Investment Account are allocated one third to each Separate Investment Account when incurred. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, may be entitled to share in the Investment Adviser's profits, including Incentive Fees of the Investment Adviser.

5.   Shareholder Servicing Fee

     The Fund pays compensation ("Shareholder Servicing Fees") to selected brokers and dealers, including Oppenheimer, that maintain shares for their customers in accordance with the terms of the several selling and servicing agreements between Oppenheimer and the brokers and dealers for the provisions of shareholder services. Shareholder Servicing Fees are payable quarterly at an annual rate of 0.25% of the average daily net asset value of outstanding shares held by the brokers and dealers for their customers.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements - March 31, 2008 (Unaudited) (continued)

5.   Shareholder Servicing Fee (continued)

     Shareholder Servicing Fees during the six months ended March 31, 2008 amounted to $77,631, of which $45,375 was earned by Oppenheimer. At March 31, 2008, $38,579 remains payable and is included in accrued expenses in the accompanying statement of assets and liabilities.

6.   Administration Fee

     PFPC Inc. ("PFPC") and its affiliates provide transfer agency, administration, custodial, accounting and investor services to the Fund which are in addition to the services provided by the Investment Adviser, as described above. In consideration for these services, the Fund pays PFPC an administration fee of 0.10% of the Fund's first $200 million of average daily net assets, subject to an annual minimum fee of $100,000.

7.   Indemnifications and Financial Guarantees

     In the normal course of trading activities, the Fund trades and holds certain fair-valued derivative contracts, which constitutes guarantees under FASB Interpretation 45, "Guarantors' Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." Such contracts include written put options, where the Fund would be obligated to purchase securities at specified prices, i.e. the options are exercised by the counterparties. The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. At March 31, 2008 the Fund had maximum payout amounts of approximately $181,500 relating to written put option contracts, which expire between 1 and 3 months. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

     The fair value of written put option contracts as of March 31, 2008 is $(15,730) and is included as a liability in written options, at market value on the statement of assets and liabilities.

     The Fund has entered into several contracts that contain routine indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8.   New Accounting Pronouncements

     During the current year, the Fund adopted the Financial Accounting Standards Board (FASB) issued Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements - March 31, 2008 (Unaudited) (continued)

8.   New Accounting Pronouncements (continued)

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As a result, the Fund will incorporate FAS 157 for the fiscal year beginning October 1, 2008. As of March 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal year.

9.   Securities Transactions

     Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended March 31, 2008, amounted to $125,279,287 and $140,517,726 respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended March 31, 2008 amounted to $90,913,160 and $92,044,836 respectively.

     For the six months ended March 31, 2008, Oppenheimer earned $3,464 in brokerage commissions from portfolio transactions executed on behalf of the Fund. In addition, for the six months ended March 31, 2008, Mainsail Group, LLC, and Keefe Bruyette & Woods, Inc., both broker affiliates of Sub-Investment Advisers to the Fund, earned $28,597 and $10,838, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund.


10.  Beneficial Interest

     Transactions in shares of beneficial interest were as follows:

                                           For the Six        For the Year Ended
                                           Months Ended       September 30, 2007
                                          March 31, 2008            Shares
                                          ______________      __________________

Shares at beginning of year ......          2,268,000             2,808,137
Shares sold ......................             96,881                44,706
Shares reinvested ................            759,779               309,242
Shares repurchased ...............           (199,331)             (894,085)
                                            _________             _________

Net increase (decrease) ..........            657,329              (540,137)
                                            _________             _________

Shares at end of year ............          2,925,329             2,268,000
                                            =========             =========


     As of March 31, 2008, the Investment Adviser owned 5,937 shares of the
     Fund.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements - March 31, 2008 (Unaudited) (continued)

11. Leverage; Borrowing

     The Fund is authorized to borrow money for investment purposes and to meet repurchase requests. To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage was employed. If the Fund's investments decline in value, the loss will be magnified if the Fund has borrowed money to make investments.

     The Act provides that the Fund may not borrow for any purpose if, immediately after doing so, it will have an "asset coverage" of less than 300%. This could prevent the Fund from borrowing to fund the repurchase of shares. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund also may be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce its asset level below what is required by the Act or the Fund's borrowing arrangements. For the six months ended March 31, 2008, the average daily amount of such borrowings was $250,479, and the daily weighted average annualized interest rate was 5.15%.


12. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments may include forward contracts, swaps, swaptions, security index options, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities.

     The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash deposits.

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets and liabilities. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

     A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional," amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements - March 31, 2008 (Unaudited) (continued)

12. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

     to market based on the Fund's valuation procedures that are outlined in
     Section 2a of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities.

     The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

     The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

                     Advantage Advisers Multi-Sector Fund I
      Notes to Financial Statements - March 31, 2008 (Unaudited) (continued)


12. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

     For the six months ended March 31, 2008, transactions in written options were as follows:

                                        Call Options                    Put Options
                                __________________________      ___________________________

                                   Number                          Number
                                of Contracts      Premium       of Contracts      Premium
                                ____________     __________     ____________     __________

Beginning balance ............         86        $  10,138            135        $  24,821
Options written ..............        750          128,483            665          148,966
Options expired. .............        (52)         (10,773)          (131)         (23,810)
Options exercised ............       (162)         (29,372)          (146)         (28,802)
Options closed ...............       (256)         (52,461)          (402)        (106,898)
                                   ______        _________         ______        _________

Options outstanding at
     March 31, 2008 ..........        366        $  46,015            121        $  14,277
                                   ======        =========         ======        =========

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements - March 31, 2008 (Unaudited) (continued)


13.  Federal Income Tax Information

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     During the fiscal year ended September 30, 2007, the Fund reduced accumulated net investment loss by $4,597,767 and accumulated net realized gain by $4,597,767. These reclassifications were a result of permanent tax differences relating to the net operating loss, foreign currency and swap losses. Net assets were not affected by these reclassifications.

     At September 30, 2007, the components of distributable earnings on a tax basis were $8,173,905 of ordinary income and $3,606,622 of long term capital gains.

     During the fiscal year ended September 30, 2007, the tax character of dividends paid by the Fund was $2,880,071 ordinary income and $4,762,003 long term capital gains. During the fiscal year ended September 30, 2006, the tax character of dividends paid by the Fund was $5,461,907 ordinary income and $1,047,036 long term capital gains. Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal tax purposes.

     In addition, under the provisions of the Internal Revenue Code, the Fund elected to treat $58,860 of foreign currency losses incurred during the period October 1, 2006 to September 30, 2007 as having been incurred in the following fiscal year.


                                                       Advantage Advisers Multi-Sector Fund I
                                             Notes to Financial Statements - March 31, 2008 (continued)


14.  Financial Highlights

                                               For the
                                             Six Months      For the        For the        For the        For the        For the
                                                Ended       Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                           March 31, 2008  September 30,  September 30,  September 30,  September 30,  September 30,
                                             (Unaudited)       2007           2006           2005           2004           2003
                                           ______________  _____________  _____________  _____________  _____________  _____________

Net asset value per share,
    beginning of period ....................    $ 27.65       $ 25.18        $ 26.21        $ 24.43       $  25.92       $  21.99
                                             ___________     _________      _________      _________      _________      _________

Income from investment operations (a):
          Net investment loss ..............       (0.26)        (1.80)         (0.63)         (0.81)         (0.72)         (1.17)
          Net realized and change in
               unrealized gain (loss)
               from investment activities
               and foreign currency
               transactions.................       (1.37)         7.48           1.79           3.75           0.40           5.10
                                             ___________     _________      _________      _________      _________      _________

               Total income (loss)
                    from investment
                    operations .............       (1.63)         5.68           1.16           2.94          (0.32)          3.93
                                             ___________     _________      _________      _________      _________      _________

Distributions to shareholders:
          Realized capital gains ...........       (7.28)        (3.21)         (2.19)         (1.16)         (1.17)          0.00
                                             ___________     _________      _________      _________      _________      _________

               Total distributions to
                    shareholders ...........       (7.28)        (3.21)         (2.19)         (1.16)         (1.17)          0.00
                                             ___________     _________      _________      _________      _________      _________

Net asset value per share,
     end of period .........................     $ 18.74       $ 27.65        $ 25.18        $ 26.21       $  24.43       $  25.92
                                             ___________     _________      _________      _________      _________      _________

Total return - gross (b) (c) ...............      (8.18%)       31.45%          6.21%         14.47%         (0.91%)        20.54%
Total return - net (b) (c) .................      (8.06%)       24.83%          4.61%         12.25%         (1.51%)        17.87%
Ratios/supplemental data:
          Net assets (dollars in thousands),
               end of period ...............     $54,816       $62,715        $70,719        $84,507       $115,856       $122,749
          Ratio of expenses to average
               net assets (d) ..............       4.59%         9.50%          5.12%          4.96%          3.68%          5.99%
          Ratio of expenses without
               incentive fee to average
               net assets (d) ..............       4.36%         4.24%          3.72%          3.30%          3.11%          3.35%
          Ratio of incentive fee to
               average net assets (d) ......       0.23%         5.27%          1.40%          1.66%          0.57%          2.64%
          Ratio of net investment loss to
               average net assets (d) ......      (2.25%)       (7.07%)        (2.50%)        (3.26%)        (2.80%)        (4.95%)
          Portfolio turnover (c) ...........        242%          390%           276%           212%           193%           258%
Average debt ratio                                 0.39%         1.65%          0.36%          0.09%          0.32%          0.22%
____________________

(a)  Per share amounts presented are based on average shares outstanding throughout the periods indicated.

(b)  Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any


                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements - March 31, 2008 (Unaudited) (concluded)


14.  Financial Highlights (continued)

     applicable sales charges; results would be lower if they were included. Total return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized for periods of less than one year.

(d) Annualized for periods of less than one year. The computation of such ratios for an individual shareholder may vary from these ratios due to the timing of capital transactions.

15.  Subsequent Events

     Subsequent to March 31, 2008 and through May 27, 2008, there were additional subscriptions of $604,827.

                                     Advantage Advisers Multi-Sector Fund I
                                       Schedule of Portfolio Investments
                                                  (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

           Investments in Securities - 75.02%

           Common Stock - 73.88%

           U.S. Common Stock - 56.54%

              Commercial Banks - Eastern U.S. - 0.21%

 17,600          First State Bank                                                           $       114,400
                                                                                            _______________

              Commercial Banks - Western U.S. - 0.28%

  3,100          UnionBanCal Corp.                                                                  152,148
                                                                                            _______________

              Computers - 2.20%

  8,400          Apple, Inc.*                                                   (a)               1,205,400
                                                                                            _______________

              Computers - Memory Devices - 0.20%

  4,830          SanDisk Corp.*                                                                     109,013
                                                                                            _______________

              Computers - Peripheral Equipment - 0.28%

  6,540          Synaptics, Inc.*                                               (a)                 156,175
                                                                                            _______________

              Diagnostic Equipment - 0.21%

 63,486          Neurometrix, Inc.*                                                                 115,545
                                                                                            _______________

              Drug Delivery Systems - 0.44%

 93,641          Penwest Pharmaceuticals Co.*                                                       243,467
                                                                                            _______________

              Electronic Components - Semiconductors - 2.04%

  4,110          Altera Corp.                                                   (a)                  75,747
 48,280          Micron Technology, Inc.*                                                           288,232
 12,670          Monolithic Power Systems, Inc.*                                                    223,372
  2,000          NVIDIA Corp.*                                                  (a)                  39,580
 66,810          ON Semiconductor Corp.*                                        (a)                 379,481
  4,750          Xilinx, Inc.                                                                       112,812
                                                                                            _______________

                                                                                                  1,119,224
                                                                                            _______________

              Energy - Alternate Sources - 0.31%

  2,290          Sunpower Corp., Class A*                                                           170,628
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.


                                     Advantage Advisers Multi-Sector Fund I
                                Schedule of Portfolio Investments - (continued)
                                                  (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

           Common Stock - (continued)

           U.S. Common Stock - (continued)

              Enterprise Software / Services - 2.14%

  4,970          Concur Technologies, Inc.*                                     (a)         $       154,318
 19,480          Informatica Corp.*                                             (a)                 332,329
 49,290          Lawson Software, Inc.*                                         (a)                 371,154
 16,130          Taleo Corp., Class A*                                          (a)                 312,922
                                                                                            _______________

                                                                                                  1,170,723
                                                                                            _______________

                 Fiduciary Banks - 1.36%

 17,867             Bank of New York Mellon Corp.                               (a)                 745,590
                                                                                            _______________

                 Finance - Commercial - 1.15%

121,800             NewStar Financial, Inc.*                                    (a)                 630,924
                                                                                            _______________

                 Finance - Consumer Loans - 0.34%

 12,100             SLM Corp.                                                                       185,735
                                                                                            _______________

                 Finance - Credit Card - 0.29%

  3,600             American Express Co.                                        (a)                 157,392
                                                                                            _______________

                 Finance - Investment Banker / Broker - 0.23%

 12,600             FBR Capital Markets Corp.*                                  (a)                  85,050
 23,500             Friedman, Billings, Ramsey Group, Inc., Class A                                  39,950
                                                                                            _______________

                                                                                                    125,000
                                                                                            _______________

                 Human Resources - 0.11%

  6,150             SuccessFactors, Inc.*                                                            60,024
                                                                                            _______________

                 Industrial Audio & Video Production - 0.78%

 11,770             Dolby Laboratories, Inc., Class A*                          (a)                 426,780
                                                                                            _______________

                 Investment Companies - 2.19%

 40,300             KKR Financial Holdings, LLC.                                (a)                 510,198
 81,200             PennantPark Investment Corp.                                (a)                 691,012
                                                                                            _______________

                                                                                                  1,201,210
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.


                                     Advantage Advisers Multi-Sector Fund I
                                Schedule of Portfolio Investments - (continued)
                                                  (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

           Common Stock - (continued)

           U.S. Common Stock - (continued)

              Investment Management / Advisory Services - 1.03%

 38,800          GLG Partners, Inc.                                                         $       460,556
  5,000          Och-Ziff Capital Management Group, Class A                                         105,000
                                                                                            _______________

                                                                                                    565,556
                                                                                            _______________

              Medical - Biomedical / Genetics - 3.32%

  4,175          Alexion Pharmaceuticals, Inc.*                                 (a)                 247,577
  3,094          Genentech, Inc.*                                               (a)                 251,171
  9,545          Genzyme Corp.*                                                 (b)                 711,484
 14,188          Lifecell Corp.*                                                                    596,322
  8,457          TorreyPines Therapeutics, Inc.*                                                     11,586
                                                                                            _______________

                                                                                                  1,818,140
                                                                                            _______________

              Medical - Drugs - 8.47%

 14,368          Cephalon, Inc.*                                                (a)                 925,299
 58,569          Cubist Pharmaceuticals, Inc.*                                  (a)               1,078,841
 17,400          Forest Laboratories, Inc.*                                                         696,174
  7,210          OSI Pharmaceuticals, Inc.*                                     (a)                 269,582
 55,237          Valeant Pharmaceuticals International*                                             708,691
 16,727          Viropharma, Inc.*                                                                  149,539
 83,402          Zymogenetics, Inc.*                                                                817,340
                                                                                            _______________

                                                                                                  4,645,466
                                                                                            _______________

              Medical Laser Systems - 1.10%

 44,684          Cutera, Inc.*                                                  (a)                 601,893
                                                                                            _______________

              Multi-Line Insurance - 1.05%

 12,000          Allstate Corp.                                                                     576,720
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.


                                     Advantage Advisers Multi-Sector Fund I
                                Schedule of Portfolio Investments - (continued)
                                                  (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

           Common Stock - (continued)

           U.S. Common Stock - (continued)

              Oil - Field Services - 0.57%

  7,890          Halliburton Co.                                                            $       310,314
                                                                                            _______________

              Property / Casualty Insurance - 1.23%

 36,400          Employers Holdings, Inc.                                       (a)                 674,856
                                                                                            _______________

              Registered Investment Company - 2.12%

 18,100          Financial Select Sector SPDR Fund                                                  450,147
 10,300          KBW Regional Banking ETF                                                           361,942
  8,060          Powershares QQQ                                                                    352,383
                                                                                            _______________

                                                                                                  1,164,472
                                                                                            _______________

              REITS - Mortgage - 1.70%

 20,000          Annaly Capital Management, Inc.                                (a)                 306,400
 30,900          Anworth Mortgage Asset Corp.                                                       189,417
  7,000          Capstead Mortgage Corp.                                        (a)                  79,800
131,600          New York Mortgage Trust, Inc.                                                      355,320
                                                                                            _______________

                                                                                                    930,937
                                                                                            _______________

              Retail - Pawn Shops - 1.36%

 60,700          Ezcorp, Inc., Class A*                                         (a)                 747,217
                                                                                            _______________

              S & L / Thrifts - Eastern U.S. - 4.34%

  9,500          Astoria Financial Corp.                                                            258,020
 29,100          Beneficial Mutual Bancorp, Inc.*                                                   287,799
 21,000          Cape Bancorp, Inc.*                                                                204,540
 17,300          Essa Bancorp, Inc.*                                                                203,275
 25,900          New Westfield Financial, Inc.                                                      253,043
  7,700          NewAlliance Bancshares, Inc.                                                        94,402
 48,800          People's United Financial, Inc.                                                    844,728
 20,800          United Financial Bancorp, Inc.                                                     230,464
                                                                                            _______________

                                                                                                  2,376,271
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.


                                     Advantage Advisers Multi-Sector Fund I
                                Schedule of Portfolio Investments - (continued)
                                                  (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

           Common Stock - (continued)

           U.S. Common Stock - (continued)

              S & L / Thrifts - Southern U.S. - 0.29%

 31,400          BankUnited Financial Corp., Class A                            (a)         $       157,314
                                                                                            _______________


              Semiconductor Equipment - 1.16%

 27,670          Applied Materials, Inc.                                                            539,842
  5,150          Formfactor, Inc.*                                                                   98,365
                                                                                            _______________

                                                                                                    638,207
                                                                                            _______________

              Super-Regional Banks - U.S. - 1.20%

 20,300          U.S. Bancorp                                                   (a)                 656,908
                                                                                            _______________

              Therapeutics - 8.51%

 97,965          Altus Pharmaceuticals, Inc.*                                   (a)                 445,741
150,875          Critical Therapeutics, Inc.*                                                       105,612
 47,759          Cypress Bioscience, Inc.*                                                          341,954
188,435          Dyax Corp.*                                                                        887,529
 15,331          Gilead Sciences, Inc.*                                         (a)                 790,006
117,073          Inspire Pharmaceuticals, Inc.*                                 (a)                 450,731
 63,353          ISTA Pharmaceuticals, Inc.*                                                        122,271
  1,500          Medarex, Inc.*                                                                      13,275
  8,119          Onyx Pharmaceuticals, Inc.*                                                        235,695
 62,841          Pharmacopeia, Inc.*                                                                231,255
 45,449          Progenics Pharmaceuticals, Inc.*                                                   296,782
  8,300          United Therapeutics Corp.*                                                         719,610
 17,738          Vion Pharmaceuticals, Inc.*                                                         26,430
                                                                                            _______________

                                                                                                  4,666,891
                                                                                            _______________

              Web Portals / ISP - 1.30%

  1,620          Google, Inc., Class A*                                         (a)                 713,561
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.


                                     Advantage Advisers Multi-Sector Fund I
                                Schedule of Portfolio Investments - (continued)
                                                  (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

           Common Stock - (continued)

           U.S. Common Stock - (continued)

              Wireless Equipment - 3.03%

 31,480          Qualcomm, Inc.                                                 (a)         $     1,290,680
 12,320          SBA Communications Corp., Class A*                             (a)                 367,506
                                                                                            _______________

                                                                                                  1,658,186
                                                                                            _______________

                    Total U.S. Common Stock (Cost $38,103,476)                              $    30,992,287
                                                                                            _______________

           Belgium Common Stock - 0.22%

              Diversified Manufacturing Operations - 0.22%

 30,537          Hansen Transmissions International NV*                                             118,958
                                                                                            _______________

                    Total Belgium Common Stock (Cost $155,740)                              $       118,958
                                                                                            _______________

           Bermuda Common Stock - 1.25%

              Consulting Services - 0.43%

 19,166          Genpact, Ltd.*                                                 (a)                 234,784
                                                                                            _______________

              Property / Casualty Insurance - 0.82%

  6,600          Arch Capital Group, Ltd.**                                                         453,222
                                                                                            _______________

                    Total Bermuda Common Stock (Cost $744,288)                              $       688,006
                                                                                            _______________

           Canada Common Stock - 1.71%

              Computers - 1.14%

  5,570          Research In Motion, Ltd.*                                      (a)                 625,121
                                                                                            _______________

              Medical - Drugs - 0.33%

 21,686          Cardiome Pharma Corp.*                                                             182,163
                                                                                            _______________

              Real Estate Operations / Development - 0.24%

  4,900          Brookfield Asset Management, Class A                                               131,467
                                                                                            _______________

                    Total Canada Common Stock (Cost $877,652)                               $       938,751
                                                                                            _______________

           China Common Stock - 5.68%

              Advertising Sales - 1.39%

 13,101          AirMedia Group, Inc. - Sponsored ADR*                          (a)                 208,306
 15,740          Focus Media Holdings, Ltd. - Sponsored ADR*                    (a)                 553,261
                                                                                            _______________

                                                                                                    761,567
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.


                                     Advantage Advisers Multi-Sector Fund I
                                Schedule of Portfolio Investments - (continued)
                                                  (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

           Common Stock - (continued)

           China Common Stock - (continued)

              Diversified Minerals - 0.07%

194,748          China Rare Earth Holdings, Ltd.                                            $        40,036
                                                                                            _______________

              Energy - Alternate Sources - 0.68%

 21,710          Yingli Green Energy Holding Co., Ltd. - Sponsored ADR*                             371,241
                                                                                            _______________

              Internet Content - Entertainment - 0.49%

  9,240          Shanda Interactive Entertainment, Ltd. - Sponsored ADR*        (a)                 268,884
                                                                                            _______________

              Internet Content - Information / Network - 0.49%

  1,120          Baidu.com, Inc. - Sponsored ADR*                                                   268,385
                                                                                            _______________

              Machinery - Farm - 0.14%

144,146          First Tractor Co., Ltd.*                                                            78,529
                                                                                            _______________

              Medical Instruments - 0.00%

    600          Golden Meditech Co., Ltd.                                                              173
                                                                                            _______________

              Power Conversion / Supply Equipment - 0.29%

109,019          China High Speed Transmission Equipment Group Co., Ltd.*                           158,846
                                                                                            _______________

              Transactional Software - 0.40%

 11,620          Longtop Financial Technologies, Ltd. - Sponsored ADR*          (a)                 219,386
                                                                                            _______________

              Web Portals / ISP - 1.73%

 20,990          Sohu.com, Inc.*                                                (a)                 947,279
                                                                                            _______________

                    Total China Common Stock (Cost $3,882,289)                              $     3,114,326
                                                                                            _______________

           France Common Stock - 1.52%

              Entertainment Software - 1.52%

  9,665          UBISOFT Entertainment - Sponsored ADR*                                             835,727
                                                                                            _______________

                    Total France Common Stock (Cost $513,342)                               $       835,727
                                                                                            _______________

           Hong Kong Common Stock - 3.36%

              Agricultural Operations - 0.38%

190,622          China Green Holdings, Ltd.                                                         210,881
                                                                                            _______________

              Automobile / Truck Parts & Equipment - Original - 0.07%

 35,360          Minth Group, Ltd.                                                                   36,437
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.


                                     Advantage Advisers Multi-Sector Fund I
                                Schedule of Portfolio Investments - (continued)
                                                  (Unaudited)

                                                                                              March 31, 2008
   Shares                                                                                      Market Value
   ______                                                                                   __________________

           Common Stock - (continued)

           Hong Kong Common Stock - (continued)

              Automobile / Truck Parts & Equipment - Replacement - 0.28%

  223,797        Xinyi Glass Holdings Co., Ltd.                                             $       151,827
                                                                                            _______________

              Building & Construction - Miscellaneous - 0.19%

   63,758        China State Construction International Holdings, Ltd.                              104,368
                                                                                            _______________

              Building & Construction Products - Miscellaneous - 0.34%

5,342,385        CATIC International Holdings, Ltd.*                                                185,336
                                                                                            _______________

              Building - Heavy Construction - 0.05%

  108,815        PYI Corp.                                                                           25,586
                                                                                            _______________

              Commercial Services - 0.82%

4,190,782        Shenzen International Holdings, Ltd.                                               452,310
                                                                                            _______________

              Distribution / Wholesale - 0.01%

   28,902        Pacific Andes International Holdings, Ltd.                                           4,419
                                                                                            _______________

              Diversified Operations - 0.40%

  107,322        Guangdong Investment, Ltd.                                                          53,365
      239        NWS Holdings, Ltd.                                                                     811
   33,983        Shanghai Industrial Holdings, Ltd.                                                 128,372
   55,286        Tianjin Development Holdings, Ltd.                                                  37,791
                                                                                            _______________

                                                                                                    220,339
                                                                                            _______________

              Finance - Other Services - 0.45%

   14,328        Hong Kong Exchanges & Clearing, Ltd.                                               245,954
                                                                                            _______________

              Real Estate Operations / Development - 0.37%

  533,878        China Everbright International, Ltd.                                               202,360
                                                                                            _______________

                    Total Hong Kong Common Stock (Cost $2,488,823)                          $     1,839,817
                                                                                            _______________

           India Common Stock - 0.11%

              Applications Software - 0.11%

    2,760        Satyam Computer Services, Ltd. - Sponsored ADR                 (a)                  62,349
                                                                                            _______________

                    Total India Common Stock (Cost $75,670)                                 $        62,349
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.


                                     Advantage Advisers Multi-Sector Fund I
                                Schedule of Portfolio Investments - (continued)
                                                  (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

           Common Stock - (continued)

           Singapore Common Stock - 0.51%

              Finance - Other Services - 0.51%

 51,765          Singapore Exchange, Ltd.                                                   $       281,709
                                                                                            _______________

                    Total Singapore Common Stock (Cost $271,252)                            $       281,709
                                                                                            _______________

           Spain Common Stock - 1.61%

              Finance - Investment Banker / Broker - 0.11%

  1,199          Bolsas y Mercados Espanoles                                                         58,782
                                                                                            _______________

              Power Conversion / Supply Equipment - 1.50%

 17,988          Gamesa Corporacion Tecnologica, S.A.                                               823,739
                                                                                            _______________

                    Total Spain Common Stock (Cost $848,637)                                $       882,521
                                                                                            _______________

           Taiwan Common Stock - 0.41%

              Semiconductor Components - Integrated Circuits - 0.41%

 21,730          Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR   (a)                 223,167
                                                                                            _______________

                    Total Taiwan Common Stock (Cost $223,980)                               $       223,167
                                                                                            _______________

           United Kingdom Common Stock - 0.96%

              Electronic Components - Semiconductors - 0.96%

 99,460          ARM Holdings, PLC - Sponsored ADR                              (a)                 524,154
                                                                                            _______________

                    Total United Kingdom Common Stock (Cost $811,168)                       $       524,154
                                                                                            _______________

                    Total Common Stock (Cost $48,996,317)                                   $    40,501,772
                                                                                            _______________

              Warrants - 0.00%

  8,000          Pharmacopeia, Inc.*                                                                      0
                                                                                            _______________

                    Total Warrants (Cost $1,000)                                            $             0
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.


                                     Advantage Advisers Multi-Sector Fund I
                                Schedule of Portfolio Investments - (continued)
                                                  (Unaudited)

                                                                                              March 31, 2008
Contracts                                                                                      Market Value
_________                                                                                   __________________

           Purchased Options - 1.14%

           Call Options - 0.06%

           United States - 0.06%

              Diagnostic Equipment - 0.00%

       34        Neurometrix, Inc., 06/21/08, $7.50                                         $           170
       68        Neurometrix, Inc., 06/21/08, $10.00                                                    340
                                                                                            _______________

                                                                                                        510
                                                                                            _______________

              Drug Delivery Systems - 0.00%

       62        Penwest Pharmaceuticals Co., 06/21/08, $5.00                                           310
       82        Penwest Pharmaceuticals Co., 06/21/08, $7.50                                           410
                                                                                            _______________

                                                                                                        720
                                                                                            _______________

              Medical - Drugs - 0.05%

      236        Valeant Pharmaceuticals International, 06/21/08, $12.50                             29,500
                                                                                            _______________

              Medical Laser Systems - 0.01%

       28        Cutera, Inc., 06/21/08, $15.00                                                       2,380
       69        Cutera, Inc., 06/21/08, $17.50                                                       1,725
                                                                                            _______________

                                                                                                      4,105
                                                                                            _______________

                    Total United States (Cost $93,244)                                      $        34,835
                                                                                            _______________

                    Total Call Options (Cost $93,244)                                       $        34,835
                                                                                            _______________

           Put Options - 1.08%

           United States - 1.08%

              Agricultural Operations - 0.04%

        8        Bunge Ltd., 7/19/08, $110.00                                                        20,720
                                                                                            _______________

              Finance - Credit Card - 0.08%

       41        American Express Co., 4/19/08, $55.00                                               45,510
                                                                                            _______________

              Finance - Investment Banker / Broker - 0.06%

      108        Lehman Brothers Holdings Inc., 04/19/08, $35.00                                     32,400
                                                                                            _______________




                  The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                          Schedule of Portfolio Investments - (continued)
                                                            (Unaudited)

                                                                                            March 31, 2008
Contracts                                                                                    Market Value
_________                                                                                   _______________

              Purchased Options - (continued)

              Put Options - (continued)

              United States - (continued)

                 Registered Investment Company - 0.86%

      567           SPDR Trust Series 1, 09/20/08, $131.00                                  $       467,775
                                                                                            _______________
                 Software Tools - 0.04%

       16           Vmware, Inc., Class A, 05/17/08, $55.00                                          22,080
                                                                                            _______________

                       Total United States (Cost $598,894)                                  $       588,485
                                                                                            _______________

                       Total Put Options (Cost $598,894)                                    $       588,485
                                                                                            _______________

                       Total Purchased Options (Cost $692,138)                              $       623,320
                                                                                            _______________

                       Total Investments in Securities (Cost $49,689,455) - 75.02%          $    41,125,092
                                                                                            _______________

                       Liabilities, Less Other Assets - 24.98% **                                13,691,295
                                                                                            _______________

                       Net Assets - 100.00%                                                 $    54,816,387
                                                                                            ===============

(a)  Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.

(b)  Security held in connection with an open put or call option contract.

*    Non-income producing security.

**   Includes $11,211,952 invested in a PNC Bank Money Market Account, which is 20.45% of net assets.

ADR  American Depository Receipt





                             The accompanying notes are an integral part of these financial statements.




                     Advantage Advisers Multi-Sector Fund I
           Schedule of Portfolio Investments - (Unaudited) (concluded)

                                                                 March 31, 2008
                                                                 Percentage of
                                                                 Net Assets (%)
                                                              __________________

Investments in Securities - By Industry

Advertising Sales ............................................       1.39%
Agricultural Operations ......................................       0.42%
Applications Software ........................................       0.11%
Automobile / Truck Parts & Equipment - Original ..............       0.07%
Automobile / Truck Parts & Equipment - Replacement ...........       0.28%
Building - Heavy Construction ................................       0.05%
Building & Construction - Miscellaneous ......................       0.19%
Building & Construction Products - Miscellaneous .............       0.34%
Commercial Banks - Eastern U.S. ..............................       0.21%
Commercial Banks - Western U.S. ..............................       0.28%
Commercial Services ..........................................       0.82%
Computers ....................................................       3.34%
Computers - Memory Devices ...................................       0.20%
Computers - Peripheral Equipment .............................       0.28%
Consulting Services ..........................................       0.43%
Diagnostic Equipment .........................................       0.21%
Distribution / Wholesale .....................................       0.01%
Diversified Manufacturing Operations .........................       0.22%
Diversified Minerals .........................................       0.07%
Diversified Operations .......................................       0.40%
Drug Delivery Systems ........................................       0.44%
Electronic Components - Semiconductors .......................       3.00%
Energy - Alternate Sources ...................................       0.99%
Enterprise Software / Services ...............................       2.14%
Entertainment Software .......................................       1.52%
Fiduciary Banks ..............................................       1.36%
Finance - Commercial .........................................       1.15%
Finance - Consumer Loans .....................................       0.34%
Finance - Credit Card ........................................       0.37%
Finance - Investment Banker / Broker .........................       0.40%
Finance - Other Services .....................................       0.96%
Human Resources ..............................................       0.11%
Industrial Audio & Video Production ..........................       0.78%
Internet Content - Entertainment .............................       0.49%
Internet Content - Information / Network .....................       0.49%
Investment Companies .........................................       2.19%
Investment Management / Advisory Services ....................       1.03%
Machinery - Farm .............................................       0.14%
Medical - Biomedical / Genetics ..............................       3.32%
Medical - Drugs ..............................................       8.85%
Medical Instruments ..........................................       0.00%
Medical Laser Systems ........................................       1.11%
Multi-Line Insurance .........................................       1.05%
Oil - Field Services .........................................       0.57%
Power Conversion / Supply Equipment ..........................       1.79%
Property / Casualty Insurance ................................       2.05%
Real Estate Operations / Development .........................       0.61%
Registered Investment Company ................................       2.98%
REITS - Mortgage .............................................       1.70%
Retail - Pawn Shops ..........................................       1.36%
S & L / Thrifts - Eastern U.S. ...............................       4.34%
S & L / Thrifts - Southern U.S. ..............................       0.29%
Semiconductor Components - Integrated Circuits ...............       0.41%
Semiconductor Equipment ......................................       1.16%
Software Tools ...............................................       0.04%
Super-Regional Banks - U.S. ..................................       1.20%
Therapeutics .................................................       8.51%
Transactional Software .......................................       0.40%
Web Portals / ISP ............................................       3.03%
Wireless Equipment ...........................................       3.03%
                                                                   _______

Total Investments in Securities ..............................      75.02%
                                                                   =======





   The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                           Schedule of Securities Sold, Not Yet Purchased
                                                             (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

              Securities Sold, Not Yet Purchased - (24.98%)

              U.S. Common Stock - (20.77%)

                 Advertising Agencies - (0.23%)

  2,800             Omnicom Group, Inc.                                                     $      (123,704)
                                                                                            _______________

                 Auction House / Art Dealer - (0.47%)

  8,830             Sotheby's                                                                      (255,275)
                                                                                            _______________

                 Building & Construction Products - Miscellaneous - (0.18%)

  4,060             Drew Industries, Inc.                                                           (99,308)
                                                                                            _______________

                 Commercial Banks - Eastern U.S. - (0.36%)

 16,200             Fulton Financial Corp.                                                         (199,098)
                                                                                            _______________

                 Commercial Banks - Southern U.S. - (2.56%)

  6,200             BB&T Corp.                                                                     (198,772)
  6,900             First Horizon National Corp.                                                    (96,669)
 19,300             Popular, Inc.                                                                  (225,038)
 13,100             Regions Financial Corp.                                                        (258,725)
 12,500             Synovus Financial Corp.                                                        (138,250)
 17,200             The Colonial BancGroup, Inc.                                                   (165,636)
 18,800             United Community Banks, Inc.                                                   (319,224)
                                                                                            _______________

                                                                                                 (1,402,314)
                                                                                            _______________

                 Commercial Services - Finance - (0.40%)

  6,360             Equifax, Inc.                                                                  (219,293)
                                                                                            _______________

                 Computers - (0.46%)

 16,260             Sun Microsystems, Inc.                                                         (252,518)
                                                                                            _______________

                 Electronic Components - Semiconductors - (0.60%)

  1,160             MEMC Electronic Materials, Inc.                                                 (82,244)
  8,690             Microsemi Corp.                                                                (198,132)
  1,660             Texas Instruments, Inc.                                                         (46,928)
                                                                                            _______________

                                                                                                   (327,304)
                                                                                            _______________




                             The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                    Schedule of Securities Sold, Not Yet Purchased - (continued)
                                                            (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

              Securities Sold, Not Yet Purchased - (continued)

              U.S. Common Stock - (continued)

                 Entertainment Software - (0.26%)

  2,870             Electronic Arts, Inc.                                                   $      (143,270)
                                                                                            _______________

                 Fiduciary Banks - (0.16%)

  8,200             Boston Private Financial Holdings, Inc.                                         (86,838)
                                                                                            _______________

                 Finance - Other Services - (0.82%)

    960             CME Group, Inc.                                                                (450,336)
                                                                                            _______________

                 Investment Management / Advisory Services - (2.71%)

  8,600             Ameriprise Financial, Inc.                                                     (445,910)
  6,500             Legg Mason, Inc.                                                               (363,870)
 12,400             Pzena Investment Management, Inc., Class A                                     (140,368)
 16,700             Waddell & Reed Financial, Inc., Class A                                        (536,571)
                                                                                            _______________

                                                                                                 (1,486,719)
                                                                                            _______________

                 Life / Health Insurance - (0.79%)

  9,100             StanCorp Financial Group                                                       (434,161)
                                                                                            _______________

                 Machinery - Pumps - (0.27%)

  4,020             Graco, Inc.                                                                    (145,765)
                                                                                            _______________

                 Medical - Biomedical / Genetics - (1.04%)

  8,221             Affymetrix, Inc.                                                               (143,128)
  3,731             Medivation, Inc.                                                                (53,092)
  4,628             Myriad Genetics, Inc.                                                          (186,462)
  9,767             Regeneron Pharmaceuticals, Inc.                                                (187,429)
                                                                                            _______________

                                                                                                   (570,111)
                                                                                            _______________

                 Medical Instruments - (0.63%)

  8,269             SurModics, Inc.                                                                (346,306)
                                                                                            _______________

                 Medical Products - (0.69%)

  5,839             Stryker Corp.                                                                  (379,827)
                                                                                            _______________




                             The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                    Schedule of Securities Sold, Not Yet Purchased - (continued)
                                                            (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

              Securities Sold, Not Yet Purchased - (continued)

              U.S. Common Stock - (continued)

                 Multi-Line Insurance - (0.74%)

  6,700                Assurant, Inc.                                                       $      (407,762)
                                                                                            _______________

                 Property / Casualty Insurance - (0.25%)

  2,000             Harleysville Group, Inc.                                                        (72,180)
  1,200             Navigators Group, Inc.                                                          (65,280)
                                                                                            _______________

                                                                                                   (137,460)
                                                                                            _______________

                 Quarrying - (0.47%)

  3,890             Vulcan Materials Co.                                                           (258,296)
                                                                                            _______________

                 Registered Investment Company - (1.39%)

  4,400             iShares Dow Jones US Broker Dealers                                            (164,164)
  3,600             iShares S&P 500 Index Fund                                                     (475,488)
  2,400             KBW Capital Markets ETF                                                        (121,104)
                                                                                            _______________

                                                                                                   (760,756)
                                                                                            _______________

                 REITS - Apartments - (0.39%)

  5,180             Equity Residential                                                             (214,918)
                                                                                            _______________

                 Rental Auto / Equipment - (0.20%)

  5,930             Rent-A-Center, Inc.                                                            (108,815)
                                                                                            _______________

                 Retail - Discount - (0.16%)

  2,700             The TJX Companies, Inc.                                                         (89,289)
                                                                                            _______________

                 S & L / Thrifts - Eastern U.S. - (0.65%)

  6,400             Hudson City Bancorp, Inc.                                                      (113,152)
 26,100             Sovereign Bancorp, Inc.                                                        (243,252)
                                                                                            _______________

                                                                                                   (356,404)
                                                                                            _______________

                 Semiconductor Components - Integrated Circuits - (0.77%)

 18,510             Sigma Designs, Inc.                                                            (419,622)
                                                                                            _______________




                             The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                    Schedule of Securities Sold, Not Yet Purchased - (continued)
                                                            (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

              Securities Sold, Not Yet Purchased - (continued)

              U.S. Common Stock - (continued)

                 Super-Regional Banks - U.S. - (1.27%)

  1,100             Bank of America Corp.                                                   $       (41,701)
  5,020             Capital One Financial Corp.                                                    (247,084)
  2,600             SunTrust Banks, Inc.                                                           (143,364)
  9,700             Wachovia Corp.                                                                 (261,900)
                                                                                            _______________

                                                                                                   (694,049)
                                                                                            _______________

                 Telecommunication Equipment - (0.18%)

  2,900             Commscope, Inc.                                                                (101,007)
                                                                                            _______________

                 Telecommunication Services - (0.26%)

  2,320             Embarq Corp.                                                                    (93,032)
  5,350             Fairpoint Communications, Inc.                                                  (48,257)
                                                                                            _______________

                                                                                                   (141,289)
                                                                                            _______________

                 Telephone - Integrated - (0.14%)

  2,320             CenturyTel, Inc.                                                                (77,117)
                                                                                            _______________

                 Therapeutics - (0.64%)

 34,667             Dendreon Corp.                                                                 (167,095)
  4,388             ImClone Systems, Inc.                                                          (186,139)
                                                                                            _______________

                                                                                                   (353,234)
                                                                                            _______________

                 Tobacco - (0.34%)

  3,410             UST, Inc.                                                                      (185,913)
                                                                                            _______________

                 Web Portals / ISP - (0.03%)

  2,380             Earthlink, Inc.                                                                 (17,969)
                                                                                            _______________

                 Wireless Equipment - (0.26%)

 14,510             Novatel Wireless, Inc.                                                         (140,457)
                                                                                            _______________

                       Total U.S. Common Stock (Proceeds $12,111,047)                       $   (11,386,504)
                                                                                            _______________




                             The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                    Schedule of Securities Sold, Not Yet Purchased - (continued)
                                                            (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

              Securities Sold, Not Yet Purchased - (continued)

              Brazil - (0.72%)

                 Paper & Related Products - (0.72%)

  3,150             Aracruz Celulose S.A. - Sponsored ADR                                   $      (215,019)
  6,260             Votorantim Celulose e Papel S.A. - Sponsored ADR                               (178,473)
                                                                                            _______________

                                                                                                   (393,492)
                                                                                            _______________

                       Total Brazil (Proceeds $392,332)                                     $      (393,492)
                                                                                            _______________

              Canada - (0.45%)

                 Non - Ferrous Metals - (0.05%)

  1,235             Timminco, Ltd.                                                                  (29,369)
                                                                                            _______________

                 Wireless Equipment - (0.40%)

 13,620             Sierra Wireless, Inc.                                                          (217,239)
                                                                                            _______________

                       Total Canada (Proceeds $225,900)                                     $      (246,608)
                                                                                            _______________

              China - (0.23%)

                 Schools - (0.22%)

  1,840             New Oriental Education & Technology Group, Inc. - Sponsored ADR                (119,342)
                                                                                            _______________

                 Semiconductor Components - Integrated Circuits - (0.01%)

  2,500             Semiconductor Manufacturing, Inc. - Sponsored ADR                                (8,775)
                                                                                            _______________

                       Total China (Proceeds $134,999)                                      $      (128,117)
                                                                                            _______________

              Germany - (0.89%)

                 Auto - Cars / Light Trucks - (0.43%)

    823             Volkswagen AG                                                                  (239,483)
                                                                                            _______________

                 Energy - Alternate Sources - (0.14%)

    765             Q-Cells AG                                                                      (76,198)
                                                                                            _______________

                 Enterprise Software / Services - (0.32%)

  3,510             SAP AG - Sponsored ADR                                                         (173,991)
                                                                                            _______________

                       Total Germany (Proceeds $413,706)                                    $      (489,672)
                                                                                            _______________




                             The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                    Schedule of Securities Sold, Not Yet Purchased - (continued)
                                                            (Unaudited)

                                                                                              March 31, 2008
 Shares                                                                                        Market Value
 ______                                                                                     __________________

              Securities Sold, Not Yet Purchased - (continued)

              Hong Kong - (0.36%)

                 Airlines - (0.20%)

 55,305             Cathay Pacific Airways Ltd.                                             $      (108,722)
                                                                                            _______________

                 Apparel Manufacturers - (0.10%)

  4,657             Esprit Holdings, Ltd.                                                           (55,887)
                                                                                            _______________

                 Food - Miscellaneous / Diversified - (0.06%)

 53,158             China Foods, Ltd.                                                               (30,053)
                                                                                            _______________

                 Publishing - Newspapers - 0.00%

  1,084             South China Morning Post Group, Ltd.                                               (382)
                                                                                            _______________

                       Total Hong Kong (Proceeds $199,600)                                  $      (195,044)
                                                                                            _______________

              Israel - (0.21%)

                 Medical Imaging Systems - (0.21%)

  6,810             Given Imaging, Ltd.                                                            (114,953)
                                                                                            _______________

                       Total Israel (Proceeds $148,950)                                     $      (114,953)
                                                                                            _______________
              South Korea - (0.28%)

                 Electronic Components - Miscellaneous - (0.28%)

  6,780             LG Display Company, Ltd. - Sponsored ADR                                       (151,397)
                                                                                            _______________

                       Total South Korea (Proceeds $159,176)                                $      (151,397)
                                                                                            _______________
              Switzerland - (0.52%)

                 Computers - Peripheral Equipment - (0.52%)

 11,290             Logitech International S.A.                                                    (287,218)
                                                                                            _______________

                       Total Switzerland (Proceeds $298,456)                                $      (287,218)
                                                                                            _______________
              Taiwan - (0.55%)

                 Electronic Components - Miscellaneous - (0.15%)

  4,900             AU Optronics Corp. - Sponsored ADR                                              (84,231)
                                                                                            _______________

                 Electronic Components - Semiconductors - (0.40%)

 15,440             Silicon Motion Technology Corp. - Sponsored ADR                                (218,013)
                                                                                            _______________

                       Total Taiwan (Proceeds $386,408)                                     $      (302,244)
                                                                                            _______________

                       Total Securities Sold, Not Yet Purchased (Proceeds $14,470,574)      $   (13,695,249)
                                                                                            ===============




                             The accompanying notes are an integral part of these financial statements.




                     Advantage Advisers Multi-Sector Fund I
    Schedule of Securities Sold, Not Yet Purchased - (Unaudited) (concluded)

                                                                 March 31, 2008
                                                                 Percentage of
                                                                 Net Assets (%)
                                                              __________________
Securities Sold, Not Yet Purchased - By Industry

Advertising Agencies .........................................      (0.23%)
Airlines .....................................................      (0.20%)
Apparel Manufacturers ........................................      (0.10%)
Auction House / Art Dealer ...................................      (0.47%)
Auto - Cars / Light Trucks. ..................................      (0.43%)
Building & Construction Products -
     Miscellaneous ...........................................      (0.18%)
Commercial Banks - Eastern U.S. ..............................      (0.36%)
Commercial Banks - Southern U.S. .............................      (2.56%)
Commercial Services - Finance ................................      (0.40%)
Computers ....................................................      (0.46%)
Computers - Peripheral Equipment .............................      (0.52%)
Electronic Components - Miscellaneous ........................      (0.43%)
Electronic Components - Semiconductors .......................      (1.00%)
Energy - Alternate Sources ...................................      (0.14%)
Enterprise Software / Services ...............................      (0.32%)
Entertainment Software .......................................      (0.26%)
Fiduciary Banks ..............................................      (0.16%)
Finance - Other Services .....................................      (0.82%)
Food - Miscellaneous / Diversified ...........................      (0.06%)
Investment Management / Advisory Services ....................      (2.71%)
Life / Health Insurance ......................................      (0.79%)
Machinery - Pumps ............................................      (0.27%)
Medical - Biomedical / Genetics ..............................      (1.04%)
Medical Imaging Systems ......................................      (0.21%)
Medical Instruments ..........................................      (0.63%)
Medical Products .............................................      (0.69%)
Multi-Line Insurance .........................................      (0.74%)
Non - Ferrous Metals .........................................      (0.05%)
Paper & Related Products .....................................      (0.72%)
Property / Casualty Insurance ................................      (0.25%)
Publishing - Newspapers ......................................       0.00%
Quarrying ....................................................      (0.47%)
Registered Investment Company ................................      (1.39%)
REITS - Apartments ...........................................      (0.39%)
Rental Auto / Equipment ......................................      (0.20%)
Retail - Discount ............................................      (0.16%)
S & L / Thrifts - Eastern U.S. ...............................      (0.65%)
Schools ......................................................      (0.22%)
Semiconductor Components - Integrated Circuits ...............      (0.78%)
Super-Regional Banks - U.S. ..................................      (1.27%)
Telecommunication Equipment ..................................      (0.18%)
Telecommunication Services ...................................      (0.26%)
Telephone - Integrated .......................................      (0.14%)
Therapeutics .................................................      (0.64%)
Tobacco ......................................................      (0.34%)
Web Portals / ISP ............................................      (0.03%)
Wireless Equipment ...........................................      (0.66%)
                                                                  ________

Total Securities Sold, Not Yet Purchased .....................     (24.98%)
                                                                  ========




   The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                              Schedule of Written Options (Unaudited)

                                                                                            March 31, 2008
Contracts                                                                                    Market Value
_________                                                                                   _______________

              Written Options - (0.09%)

              Call Options - (0.06%)

                 Fiduciary Banks - 0.00%

     45             Bank of New York Mellon Corp., 4/19/08, $47.50                          $        (1,800)
                                                                                            _______________

                 Finance - Consumer Loans - (0.01%)

    121             SLM Corp., 4/19/08, $17.50                                                       (6,655)
                                                                                            _______________

                 REITS - Mortgage - (0.05%)

    200             Annaly Capital Management, Inc., 4/19/08, $15.00                                (24,000)
                                                                                            _______________

                       Total Call Options (Premium $46,015)                                 $       (32,455)
                                                                                            _______________

              Put Options - (0.03%)

                 Finance - Consumer Loans - (0.03%)

    121             SLM Corp., 4/19/08, $15.00                                                      (15,730)
                                                                                            _______________

                       Total Put Options (Premium $14,277)                                  $       (15,730)
                                                                                            _______________

                       Total Written Options (Premium $60,292)                              $       (48,185)
                                                                                            ===============




                                                                 March 31, 2008
                                                                 Percentage of
                                                                 Net Assets (%)
                                                              __________________
Written Options - By Industry

Fiduciary Banks ..............................................       0.00%
Finance - Consumer Loans .....................................      (0.04%)
REITS - Mortgage .............................................      (0.05%)
                                                                   _______

Total Written Options ........................................      (0.09%)
                                                                   =======




                             The accompanying notes are an integral part of these financial statements.



                                               Advantage Advisers Multi-Sector Fund I
                                               Schedule of Swap Contracts (Unaudited)

                                                                                                        March 31, 2008
     Net                                                                                                  Unrealized
  Notional        Maturity                                                                               Appreciation /
   Amount          Date                                                                                  Depreciation
____________     _________                                                                            __________________

               Schedule of Swap Contracts - 0.26%

               Application Software - 0.00%

$    149,008   10/23/2008   Tom Tom NV                                                                $           448
                                                                                                      _______________

                            Agreement with Morgan Stanley, dated 07/25/2007 to receive the total return of the shares of Tom Tom NV in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

               Audio / Video Products - 0.00%

    (380,341)    1/8/2010   Matsushita Electric Industrial Co., Ltd.                                           (8,148)

                            Agreement with Morgan Stanley, dated 02/02/2007 to deliver the total return of the shares of Matsushita Electric Industrial Co.,
                            Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

     (95,419)    1/8/2010   Pioneer Corp.                                                                       7,117

                            Agreement with Morgan Stanley, dated 03/07/2008 to deliver the total return of the shares of Pioneer Corp. in exchange for an amount to be received monthly equal to the one month LIBOR
                            rate less 1.00%.                                                          _______________

                                                                                                               (1,031)
                                                                                                      _______________

               Automobile / Truck Parts & Equipment - 0.00%

    (101,515)    1/8/2010   Toyoda Gosei Co., Ltd.                                                              1,375
                                                                                                      _______________

                            Agreement with Morgan Stanley, dated 03/12/2008 to deliver the total return of the shares of Toyoda Gosei Co., Ltd. in exchange for an amount to be received monthly equal to the one month
                            LIBOR rate less 0.40%.

               Building - Heavy Construction - (0.01%)

     285,530    5/20/2009   YTL Corp. BHD                                                                      (7,949)
                                                                                                      _______________

                            Agreement with Morgan Stanley, dated 05/18/2007 to receive the total return of the shares of YTL Corp. BHD in exchange for an amount to be paid monthly equal to the one month LIBOR
                            rate plus 0.45%.




                             The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                        Schedule of Swap Contracts - (Unaudited)(continued)

                                                                                                        March 31, 2008
     Net                                                                                                  Unrealized
  Notional        Maturity                                                                               Appreciation /
   Amount          Date                                                                                  Depreciation
____________     _________                                                                            __________________

               Schedule of Swap Contracts - 0.26%

               Building Products - Cement/Aggregate - (0.01%)

$    (93,345)  10/23/2008   Holcim, Ltd.                                                              $        (2,092)
                                                                                                      _______________

                            Agreement with Morgan Stanley, dated 11/21/2007 to deliver the total return of the shares of Holcim, Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.48%.

               Capacitors - 0.01%

    (70,858)     1/8/2010   Taiyo Yuden Co., Ltd                                                                2,198
                                                                                                      _______________

                            Agreement with Morgan Stanley, dated 12/13/2007 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the one month
                            LIBOR rate less 0.40%.

               Data Processing / Management - 0.00%

    185,747    10/23/2008   Tele Atlas NV                                                                        (121)
                                                                                                      _______________

                            Agreement with Morgan Stanley, dated 10/01/2007 to receive the total return of the shares of Tele Atlas NV in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

               E-Commerce / Products - (0.03%)

    584,563     4/24/2008   Daum Communications Corp.                                                         (16,140)
                                                                                                      _______________

                            Agreement with Morgan Stanley, dated 07/13/2006 to receive the total return of the shares of Daum Communications Corp.
                            in exchange for an amount to be paid monthly equal to the
                            one month LIBOR rate plus 0.45%.

               E-Commerce / Services - 0.00%

        219     4/24/2008   eSang Networks Co., Ltd.                                                               (5)
                                                                                                      _______________

                            Agreement with Morgan Stanley, dated 12/27/2007 to receive the total return of the shares of eSang Networks Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.




                             The accompanying notes are an integral part of these financial statements.




                                               Advantage Advisers Multi-Sector Fund I
                                        Schedule of Swap Contracts - (Unaudited)(continued)

                                                                                                        March 31, 2008
     Net                                                                                                  Unrealized
  Notional        Maturity                                                                               Appreciation /
   Amount          Date                                                                                  Depreciation
____________     _________                                                                            __________________

               Schedule of Swap Contracts - 0.26%

               Electric - Integrated - 0.00%

$   (195,909)   4/24/2008   Korea Electric Power Corp.                                                $         1,685
                                                                                                      _______________

                            Agreement with Morgan Stanley, dated 02/21/2007 to deliver the total return of the shares of Korea Electric Power Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.50%.

               Electric Products - Miscellaneous - 0.04%

    (261,513)    1/8/2010   Sharp Corp.                                                                        10,293

                            Agreement with Morgan Stanley, dated 10/15/2007 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

    (310,052)    1/8/2010   Toshiba Corp.                                                                      12,773

                            Agreement with Morgan Stanley, dated 01/05/2007 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.30%.
                                                                                                      _______________

                                                                                                               23,066
                                                                                                      _______________

               Electronic Components - Miscellaneous - 0.04%

    (214,015)    1/8/2010   Kyocera Corp.                                                                      10,851

                            Agreement with Morgan Stanley, dated 01/30/2008 to deliver the total return of the shares of Kyocera Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

    (335,319)    1/8/2010   Murata Manufacturing Co., Ltd.                                                     19,426

                            Agreement with Morgan Stanley, dated 12/14/2007 to deliver the total return of the shares of Murata Manufacturing Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.




                             The accompanying notes are an integral part of these financial statements.



                                               Advantage Advisers Multi-Sector Fund I
                                         Schedule of Swap Contracts - (Unaudited)(continued)


                                                                                               March 31, 2008
     Net                                                                                         Unrealized
  Notional     Maturity                                                                         Appreciation /
   Amount       Date                                                                            Depreciation
____________  _________                                                                     ____________________

              Schedule of Swap Contracts - 0.26%

              Electronic Components - Miscellaneous - (continued)

$  (117,366)  4/24/2008   Samsung Electro-Mechanics Co., Ltd.                               $        (6,474)

                          Agreement with Morgan Stanley, dated 02/12/2008 to deliver the total return of the shares of Samsung Electro-Mechanics Co.,
                          Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.50%.
                                                                                            _______________

                                                                                                     23,803
                                                                                            _______________

              Electronic Components - Semiconductors - 0.00%

   (393,531)  1/8/2010    Elpida Memory, Inc.                                                        14,083

                          Agreement with Morgan Stanley, dated 01/05/2007 to deliver the total return of the shares of Elpida
                          Memory, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 1.06%.

   (427,185)  4/24/2008   Hynix Semiconductor, Inc.                                                 (20,226)

                          Agreement with Morgan Stanley, dated 10/26/2006 to deliver the total return of the shares of Hynix
                          Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.88%.

   (225,107)  1/8/2010    Rohm Company, Ltd.                                                          7,032

                          Agreement with Morgan Stanley, dated 01/16/2008 to
                          deliver the total return of the shares of Rohm
                          Company, Ltd. in exchange for an amount to be received
                          monthly equal to the one month LIBOR rate less 0.40%.
                                                                                            _______________

                                                                                                        889
                                                                                            _______________

              Energy - Alternate Sources - 0.00%

    (66,657)  10/23/2008  Vestas Wind Systems A/S                                                    (1,321)
                                                                                            _______________

                          Agreement with Morgan Stanley, dated 03/25/2008 to deliver the total return of the shares of Vestas Wing
                          Systems A/S in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.48%.

                             The accompanying notes are an integral part of these financial statements.

                                               Advantage Advisers Multi-Sector Fund I
                                         Schedule of Swap Contracts - (Unaudited)(continued)


                                                                                               March 31, 2008
     Net                                                                                         Unrealized
  Notional     Maturity                                                                         Appreciation /
   Amount       Date                                                                            Depreciation
____________  _________                                                                     ____________________

              Schedule of Swap Contracts - 0.26%

              Entertainment Software - 0.05%

$   877,964   1/8/2010    Capcom Co., Ltd.                                                  $        25,537

                          Agreement with Morgan Stanley, dated 07/13/2007 to receive the total return of the shares of Capcom Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

   (115,345)  1/8/2010    Konami Corp.                                                                  963

                          Agreement with Morgan Stanley, dated 03/12/2008 to deliver the total return of the shares of Konami Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.
                                                                                            _______________

                                                                                                     26,500
                                                                                            _______________

              Finance - Other Services - (0.11%)

    564,668   9/15/2008   Bovespa Holding SA                                                        (62,330)

                          Agreement with Morgan Stanley, dated 09/26/2007 to receive the total return of the shares of Bovespa Holding SA in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.36%.

     52,519   5/20/2009   Bursa Malasya BHD                                                           1,408

                          Agreement with Morgan Stanley, dated 06/04/2007 to receive the total return of the shares of Bursa Malasya BHD in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.
                                                                                            _______________

                                                                                                    (60,922)
                                                                                            _______________

              Metal Processors & Fabrication - 0.28%

    843,916   10/23/2008  Advanced Metallurgical Group NV                                           151,129
                                                                                            _______________


                          Agreement with Morgan Stanley, dated 07/11/2007 to receive the total return of the shares of Advanced Metallurgical Group
                          NV in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

                           The accompanying notes are an integral part of these financial statements.

                                               Advantage Advisers Multi-Sector Fund I
                                        Schedule of Swap Contracts - (Unaudited)(continued)


                                                                                               March 31, 2008
     Net                                                                                         Unrealized
  Notional     Maturity                                                                         Appreciation /
   Amount       Date                                                                            Depreciation
____________  _________                                                                     ____________________

              Schedule of Swap Contracts - 0.26%

              Office Automation & Equipment - (0.01%)

$  (255,794)  1/8/2010    Ricoh Company, Ltd.                                               $        (1,718)
                                                                                            _______________

                          Agreement with Morgan Stanley, dated 11/19/2007 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

              Photo Equipment & Supplies - 0.01%

    (63,397)  1/8/2010    Nikon Corp.                                                                 1,780
                                                                                            _______________

                          Agreement with Morgan Stanley, dated 03/12/2008 to deliver the total return of the shares of Nikon Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

              Public Thoroughfares - (0.03%)

    282,245   9/15/2008   Companhia de Concessoes Rodoviarias                                       (18,814)
                                                                                            _______________

                          Agreement with Morgan Stanley, dated 09/10/2007 to receive the total return of the shares of Companhia de Concessoes
                          Rodoviarias in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

              Semiconductor Components - Intergrated Circuits - (0.01%)

   (153,010)  10/23/2008  CSR PLC                                                                    (1,168)

                          Agreement with Morgan Stanley, dated 10/18/2006 to deliver the total return of the shares of CSR PLC in exchange for an amount to be paid monthly equal to the one month LIBOR rate less 0.44%.

     96,287   4/24/2008   Richtek Technology Corp.                                                   (5,340)

                          Agreement with Morgan Stanley, dated 10/30/2006 to
                          receive the total return of the shares of Richtek
                          Technology Corp. in exchange for an amount to be paid
                          monthly equal to the one month LIBOR rate plus 0.45%.
                                                                                            _______________

                                                                                                     (6,508)
                                                                                            _______________

                             The accompanying notes are an integral part of these financial statements.

                                               Advantage Advisers Multi-Sector Fund I
                                        Schedule of Swap Contracts - (Unaudited)(continued)


                                                                                               March 31, 2008
     Net                                                                                         Unrealized
  Notional     Maturity                                                                         Appreciation /
   Amount       Date                                                                            Depreciation
____________  _________                                                                     ____________________

              Schedule of Swap Contracts - 0.26%

              Telecommunication Services - (0.01%)

$   (89,844)  10/23/2008  Cable & Wireless PLC                                              $        (3,685)
                                                                                            _______________

                          Agreement with Morgan Stanley, dated 03/04/2008 to deliver the total return of the shares of Cable &
                          Wireless PLC in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.48%.

              Television - 0.01%

   (103,159)  1/8/2010    Fuji Television Network, Inc.                                               4,209

                          Agreement with Morgan Stanley, dated 11/02/2007 to deliver the total return of the shares of Fuji Television Network, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

    (61,632)  1/8/2010    Nippon Television Network Corp.                                             1,468

                          Agreement with Morgan Stanley, dated 08/06/2007 to deliver the total return of the shares of Nippon Television Network Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.
                                                                                            _______________

                                                                                                      5,677
                                                                                            _______________

              Toys - (0.03%)

   1,216,778  1/8/2010    Nintendo Co., Ltd.                                                        (15,112)
                                                                                            _______________

                          Agreement with Morgan Stanley, dated 07/13/2007 to receive the total return of the shares of Nintendo Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

              Web Portals / ISP - 0.07%

   531,443    4/24/2008   NHN Corp.                                                                  36,768
                                                                                            _______________

                          Agreement with Morgan Stanley, dated 06/30/2006 to
                          receive the total return of the shares of NHN Corp. in
                          exchange for an amount to be paid monthly equal to the
                          one month LIBOR rate plus 0.45%.
                                                                                            _______________

              Total Swap Contracts                                                          $       139,900
                                                                                            ===============

                             The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I
               Schedule of Swap Contracts - (Unaudited)(concluded)

                                                               March 31, 2008
                                                               Percentage of
                                                               Net Assets (%)
                                                              ________________

Swap Contracts - By Industry

Application Software .............................................. 0.00%
Audio / Video Products ............................................ 0.00%
Automobile / Truck Parts & Equipment .............................. 0.00%
Building - Heavy Construction .....................................(0.01%)
Building Products - Cement/Aggregate ..............................(0.01%)
Capacitors ........................................................ 0.01%
Data Processing / Management ...................................... 0.00%
E-Commerce / Products .............................................(0.03%)
E-Commerce / Services ............................................. 0.00%
Electric - Integrated ............................................. 0.00%
Electric Products - Miscellaneous ................................. 0.04%
Electronic Components - Miscellaneous ............................. 0.04%
Electronic Components - Semiconductors ............................ 0.00%
Energy - Alternate Sources ........................................ 0.00%
Entertainment Software ............................................ 0.05%
Finance - Other Services ..........................................(0.11%)
Metal Processors & Fabrication .................................... 0.28%
Office Automation & Equipment .....................................(0.01%)
Photo Equipment & Supplies ........................................ 0.01%
Public Thoroughfares ..............................................(0.03%)
Semiconductor Components - Intergrated Circuits ...................(0.01%)
Telecommunication Services ........................................(0.01%)
Television ........................................................ 0.01%
Toys ..............................................................(0.03%)
Web Portals / ISP ................................................. 0.07%
                                                                   ______

Total Investments in Securities ................................... 0.26%
                                                                   ======


   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I
                            Supplemental Information
                                  (Unaudited)

I.   Proxy Voting

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

II.  Repurchase of Units

     At the end of each quarter, the Fund will repurchase at least 5% of the number of shares outstanding on the date repurchase requests are due. The Board may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due. The Fund has adopted the following fundamental policies with respect to its share repurchases which may only be changed by a majority vote of the outstanding voting securities of the Fund:

     o Every three months, the Fund will make periodic share repurchase offers each calendar quarter (in March, June, September, December), pursuant to Rule 23c-3 under the Act, as it may be amended from time to time.

     o The repurchase request due dates will be the Wednesday immediately preceding the third Friday of the last month of each calendar quarter (or the prior business day if that day is a New York Stock Exchange holiday).

     o There will be a maximum 14-day period between the due date for each repurchase request and the date on which the Fund's net asset value for that repurchase is determined.


III. Portfolio Holdings

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and (iii) the Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

IV.  Dividends

     During the fiscal year ending September 30, 2007, the tax character of dividends paid by the Fund was $2,880,071 ordinary income and $4,762,003 long-term gains. Distributions from net investment income and short term capital gains are treated as ordinary income dividends for federal tax purposes.

                     Advantage Advisers Multi-Sector Fund I
                     Supplemental Information - (continued)
                                  (Unaudited)

     For the fiscal year ended September 30, 2007, certain dividends paid by the Fund may qualify for the corporate dividends received deduction. Of the ordinary income distributions paid during the fiscal year, 12.49% qualify for the corporate dividends received deduction.

     For the fiscal year ended September 30, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Of the ordinary income distributions paid during the fiscal year, 11.95% qualify for the 15% tax rate.

V.   Approval of Investment Advisory Agreements

     At a meeting held in person on March 7, 2008, the Board of Trustees of the Fund (the "Board") completed its annual consideration of, and approved the renewal of, the Fund's investment advisory agreement with the Investment Adviser and each investment sub-advisory agreement among the Fund, the Investment Adviser, and each Sub-Investment Adviser.

     In approving the renewal of the investment advisory and each investment sub-advisory agreement, the Board, including each of the Trustees who are not interested persons (as defined by the Act) of the Fund ("Independent Trustees"), reviewed various written materials provided by the Investment Adviser at the request of the Board and assessed (i) the nature, extent and quality of the services provided to the Fund; (ii) the investment performance of the Fund relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Fund (including fee and expense information for comparable funds) and the profitability of the Investment Adviser and its affiliates with respect to its relationship with the Fund;
     (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors.

      The Nature, Extent and Quality of the Services Provided to the Fund

     In considering the nature, extent and quality of services that the Investment Adviser provides to the Fund, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Fund. The Board also reviewed with management the investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor related services provided by the Investment Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Trustees had, over the previous twelve months, also considered various matters, including, among other matters, Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Fund's assets; the appropriateness of the Investment Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Investment Adviser's oversight of third-party service providers; and the profitability of the Investment Adviser attributable to providing services to the Fund.

                     Advantage Advisers Multi-Sector Fund I
                     Supplemental Information - (continued)
                                  (Unaudited)

     Based on its review, the Board noted its overall satisfaction with the nature, extent and quality of services provided by the Investment Adviser and each Sub-Investment Adviser, and concluded that the Fund benefits from the investment management services provided by the Investment Adviser and each Sub-Investment Adviser, including research services, as well as the administrative services and compliance infrastructure provided by the Investment Adviser and OAM.

                       Investment Performance of the Fund

     The Board also reviewed materials relating to the Fund's annual and quarterly investment performance and considered the Fund's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Independent Trustees was that the investment performance of the Fund had improved during the prior year. The Independent Trustees concluded that the fees paid to the Investment Adviser were reasonable and appropriate and were within industry norms, based on comparisons to similar funds. In particular, a fee comparison showed that the fees charged - a 1.25% management fee and 20% incentive allocation - were comparable to similar products. The Board also considered the indirect benefits received by the Investment Adviser and its affiliates attributable to their relationships with the Fund.

           Advisory Fees and Profitability of the Investment Adviser

     The Board also considered the advisory fees and current and historical expense ratios of the Fund for the services provided under the investment advisory agreement and investment sub-advisory agreements by the Investment Adviser and Sub-Investment Advisers, respectively. In this regard, the Board reviewed a comparison of the Fund's fees and expenses to those of comparable registered funds, and concluded that the Fund's fees and expenses were similar to those of the funds in the comparison group. The Board also considered revenues received by the Investment Adviser and the Sub-Investment Advisers from the Fund, including fees and incentive allocations, as well as data regarding the Investment Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Fund and payments made to registered representatives of Oppenheimer for services they provided to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing investor services. The Board also noted that the positive performance of the Fund during the past year and the incentive allocations from the Fund resulting from this performance have allowed Oppenheimer to provide additional compensation to financial advisors whose customers are invested in the Fund, which has increased the interest of such financial advisors in the Fund as an investment option for their customers. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management.

                     Advantage Advisers Multi-Sector Fund I
                     Supplemental Information - (concluded)
                                  (Unaudited)

     Based on its review, the Board concluded that the Fund's fees under the investment advisory agreement and each investment sub-advisory agreement bear a reasonable relationship to the services provided by the Investment Adviser and the Sub-Investment Advisers.

      Other Benefits to the Investment Adviser and Sub-Investment Advisers

     In connection with the Board's assessment of the profitability of the Investment Adviser and the Sub-Investment Advisers attributable to providing services to the Fund, the Board also considered that a portion of the brokerage commissions paid by the Fund are used to obtain research-related services that may benefit the Investment Adviser, the Sub-Investment Advisers and their affiliates. In light of the costs of providing investment management and other services to the Fund, and the Investment Adviser's ongoing commitment to the Fund, such ancillary benefits that the Investment Adviser, Sub-Investment Advisers and their affiliates received were not considered unreasonable by the Board.

                        Benefits from Economies of Scale

     With respect to whether the Fund benefits from economies of scale in costs associated with services provided to the Fund, the Board concluded that, since economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time.

                                  * * * * * *

     Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
     Trustees:

     1. the nature, extent and quality of the services provided by the Investment Adviser and each Sub-Investment Adviser were adequate and appropriate;

     2. the fees to be paid to the Investment Adviser and each Sub-Investment Adviser are reasonable and appropriate in light of both comparative expense and advisory fee information and the benefits to be derived by the Investment Adviser, the Sub-Investment Advisers and their affiliates from their relationships with the Fund;

     3. the Investment Adviser's fees are reasonable in light of the advisory fees charged by the Investment Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services, and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Fund had exceeded in the past, and may exceed in the future, the fees payable by the Fund;

     4. in light of a declining level of Fund assets over the past several years, economies of scale are not being realized at current asset levels; and

     5. the approval of the renewal of the Fund's investment advisory agreement and each investment sub-advisory agreement for an additional annual period is in the best interests of the Fund and its investors.

                     Advantage Advisers Multi-Sector Fund I
                                Fund Management
                                  (Unaudited)

Information pertaining to the Trustees is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

Independent Trustees


                                                                                                                   Number of
                                                                                                                 Portfolios in
                            Term of Office                                                                        Fund Complex
Name, Age, Address and      and Length of               Principal Occupation(s) During Past 5 Years               Overseen by
Position(s) with the Fund    Time Served             Other Trusteeships/Directorships Held by Trustee              Trustees
_________________________  ________________    ________________________________________________________________  _____________

Luis Rubio, 52               Indefinite;       President of Centro de Investigacion Para el Desarrollo, A.C.          8
c/o Oppenheimer Asset          Since           (Center of Research Development) (2000 to present) and Director
Management Inc.               May 2003         of same 1984 - 2000); Adjunct Fellow of the Center for Strategic
200 Park Avenue                                and International Studies; Director of The Asia Tigers Fund, Inc.
New York, NY 10166                             and The India Fund, Inc.; Manager of Advantage Advisers Augusta
Trustee                                        Fund, L.L.C., Advantage Advisers Catalyst International, Ltd.,
                                               Advantage Advisers Technology Partners, L.L.C., Advantage
                                               Advisers Technology International, Ltd., Advantage Advisers
                                               Whistler Fund, L.L.C., Advantage Advisers Whistler International,
                                               Ltd. and Advantage Advisers Xanthus Fund, L.L.C., which
                                               are affiliates. Director of Empresas Ica SA de CV, a Mexican construction company (since 2006).

Janet L. Schinderman, 56     Indefinite;       Associate Dean for Special Projects and Secretary to the Board of      4
c/o Oppenheimer Asset          Since           Overseers at Columbia Business School from 1990 until June 2006;
Management Inc.               May 2003         Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage
200 Park Avenue                                Advisers Whistler Fund, L.L.C., and Advantage Advisers Xanthus
New York, NY 10166                             Fund L.L.C., which are affiliates.
Trustee

Lawrence Becker, 52          Indefinite;       Private investor in real estate investment management concerns.        4
c/o Oppenheimer Asset           Since          From February 2000 through June 2003, he was V.P.-Controller/
Management Inc.              October 2003      Treasurer for National Financial Partners, which specializes in
200 Park Avenue                                financial services distribution. Prior to that, Mr. Becker was a
New York, NY 10166                             Managing Director-Controller/Treasurer of Oppenheimer Capital
Trustee                                        and its Quest for Value Funds. (Oppenheimer Capital is not
                                               affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the treasurer of The France Growth
                                               Fund, Inc.; Director of the Asia Tigers Fund, Inc. and The India
                                               Fund Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                               Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                               Xanthus Fund, L.L.C., which are affiliates.

                     Advantage Advisers Multi-Sector Fund I
                         Fund Management - (continued)
                                  (Unaudited)

Independent Trustees (continued)


                                                                                                                   Number of
                                                                                                                 Portfolios in
                            Term of Office                                                                        Fund Complex
Name, Age, Address and      and Length of               Principal Occupation(s) During Past 5 Years               Overseen by
Position(s) with the Fund    Time Served             Other Trusteeships/Directorships Held by Trustee              Trustees
_________________________  ________________    ________________________________________________________________  _____________

James E. Buck, 71         Indefinite; Since    Retired: Senior Vice President and Corporate Secretary of the New      4
c/o Oppenheimer Asset        July 2006         York Stock Exchange, Inc. (the "Exchange") and the subsidiaries
Management Inc.                                of the Exchange including the NYSE Foundation. Mr. Buck is a
200 Park Avenue                                Director of Advantage Advisers Augusta Fund, L.L.C., Manager of
New York, NY 10116                             Advantage Advisers Whistler Fund, L.L.C. and Advantage Advisers
Manager                                        Xanthus Fund, L.L.C., which are affiliates.

Jesse H. Ausubel, 56       Indefinite; Since   Director, Program for the Human Environment and Senior Research        4
c/o Oppenheimer Asset         July 2006        Associate, The Rockefeller University (1993 to present); Director,
Management Inc.                                Richard Lounshery Foundation (1998 to present); Program
200 Park Avenue                                Director, Alfred P. Sloan Foundation (1994 to present); Adjunct
New York, NY 10116                             Scientist, Woods Hole Oceanographic Institution (1990 to present).
Manager                                        Mr. Ausubel is a Director of Advantage Advisers Augusta Fund,
                                               L.L.C., Manager of Advantage Advisers Whistler Fund, L.L.C., and
                                               Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

Interested Trustee

                                                                                                                   Number of
                                                                                                                 Portfolios in
                            Term of Office/                                                                       Fund Complex
Name, Age, Address and        Length Time                    Principal Occupation(s) During Past 5 Years          Overseen by
Position(s) with the Fund       Served                           Other Directorships Held by Trustee               Trustees
_________________________  ________________    ________________________________________________________________  _____________

Bryan McKigney, *49,          Indefinite;      Mr. McKigney is a Managing Director and the Chief Administrative       4
c/o Oppenheimer Asset        Trustee since     Officer of Oppenheimer Asset Management Inc. He has been in
Management Inc.            December 1, 2004;   the financial services industry since 1981 and has held various
200 Park Avenue              President and     management positions at Canadian Imperial Bank of Commerce
New York, NY 10166             CEO since       (1993 - 2003) and the Chase Manhattan Bank N.A. (1981 - 1993).
Trustee, President, CEO    September 23, 2004  He serves as Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                               Advantage Advisers Multi-Sector Fund I, Advantage Advisers
                                               Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund,
                                               L.L.C., which are affiliates.

                                               Advantage Advisers Multi-Sector Fund I
                                                    Fund Management - (continued)
                                                             (Unaudited)

Fund Officers

     In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Fund:

                               Term of Office
Name, Address, (1) Age and      And Length of                               Principal Occupation(s)
Position(s) with the Fund        Time Served                                  During Past 5 Years
_________________________    ___________________    ______________________________________________________________________

Vineet Bhalla, 48,                One year;         Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief Financial Officer            Since            Management since May 2005. From July 2002 to May 2005, he
                                July 27, 2005.      was an Assistant Vice President at Zurich Capital Markets Inc., a
                                                    Director of the Client Service Group at GlobeOp Financial Services,
                                                    and a Senior Consultant at Capital Markets Company. Prior to
                                                    that, he was a Vice President at Blackrock Financial Management
                                                    since June 1999. Mr. Bhalla is a Certified Public Accountant. He
                                                    graduated with an MBA from Saint Mary's University, Halifax,
                                                    Canada in 1986.

Stephen C. Beach, 54,             One year;         Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer           Since            Officer for Oppenheimer Asset Management. Prior to that, he had
                                March 18, 2005.     his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an
                                                    LL.M. in Taxation at Temple University School of Law during the period 1999 - 2001.

Deborah Kaback, 56                One year;         Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and Vice       Since            Management since June 2003. She was Executive Director of CIBC
President                       July 23, 2003       World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer
                                                    Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at
                                                    Oppenheimer Capital from April 1989 through November 1999.

                                               Advantage Advisers Multi-Sector Fund I
                                                   Fund Management - (concluded)
                                                            (Unaudited)


                               Term of Office
Name, Address, (1) Age and      And Length of                               Principal Occupation(s)
Position(s) with the Fund        Time Served                                  During Past 5 Years
_________________________    ___________________    ______________________________________________________________________

Bryan McKigney, 49,           One year term for     Mr. McKigney is a Managing Director and the Chief
c/o Oppenheimer Asset          President and        Administrative Officer of Oppenheimer Asset Management Inc.
Management Inc.                 CEO; since          He has been in the financial services industry since 1981 and has
200 Park Avenue              September 23, 2004.    held various management positions at Canadian Imperial Bank
New York, NY 10166           Indefinite term for    of Commerce (1993 - 2003) and the Chase Manhattan Bank N.A.
President, CEO, and            Trustee; since       (1981 - 1993). He serves as Manager of Advantage Advisers
Trustee                       December 1, 2004;     Augusta Fund, L.L.C., Advantage Advisers Multi-Sector Fund I,
                                                    Advantage Advisers Whistler Fund, L.L.C., and Advantage
                                                    Advisers Xanthus Fund, L.L.C., which are affiliates.

*    "Interested Person" of the Fund as defined in the 40 Act. Mr. McKigney is an interested person due to his position as
     President and Chief Executive Officer of the Fund and as a Managing Director and the Chief Administrative Officer of
     Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1)  The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

(2)  Officers are not compensated by the Fund.


                                   [ADVANTAGE ADVISERS MULTI-SECTOR FUND I LOGO]






                                                               Semi-Annual
                                                          Financial Statements
                                                        For the Six Months Ended
                                                              March 31, 2008
                                                               (Unaudited)



These financial statements are intended
only for the information of shareholders or those who have received the prospectus for shares of Advantage Advisers Multi-Sector
Fund I which contains information about
the sales charges, fees and other costs.



      Principal Distributor:
      Oppenheimer & Co. Inc.
         200 Park Avenue
           24th Floor
       New York, NY 10166

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         Advantage Advisers Multi-Sector Fund I
            _______________________________________________________

By (Signature and Title)*  /s/ Bryan McKigney
                         ______________________________________________
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date              June 4, 2008
    _______________________________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                         ______________________________________________
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date              June 4, 2008
    _______________________________________________________________________


By (Signature and Title)*  /s/ Vineet Bhalla
                         ______________________________________________
                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date              June 4, 2008
    _______________________________________________________________________


* Print the name and title of each signing officer under his or her signature.